Retirement Class | State Farm Small Mid Cap Equity Fund
STATE FARM SMALL/MID CAP EQUITY FUND (RSEOX) (RSETX) (RSEHX)
Investment Objective:
The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund” or the “Fund”) seeks long-term growth of capital.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Retirement Class - State Farm Small Mid Cap Equity Fund - USD ($)	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none	none	none
Maximum deferred sales charge (load)	none	none	none
Maximum account fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retirement Class - State Farm Small Mid Cap Equity Fund	R-1	R-2	R-3
Management fees	0.80%	0.80%	0.80%
Distribution [and/or Service] (12b-1) fees	0.50%	0.30%	none
Other Expenses	0.41%	0.42%	0.41%
Acquired Fund Fees & Expenses	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.73%	1.54%	1.23%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Retirement Class - State Farm Small Mid Cap Equity Fund - USD ($)	After 1 year	After 3 years	After 5 years	After 10 years
R-1	176	545	939	2,041
R-2	157	486	839	1,834
R-3	125	390	676	1,489

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 102% of the average value of its portfolio.
Principal Investment Strategies
Two different investment sub-advisers, Bridgeway Capital Management, Inc. (“Bridgeway”) and Rainier Investment Management, LLC (“Rainier”), select investments for the Small/Mid Cap Equity Fund. Bridgeway and Rainier each manage approximately one-half of the Small/Mid Cap Equity Fund’s portfolio. State Farm Investment Management Corp. (the “Manager” or “SFIMC”) monitors the performance of the sub-advisers and the split of the portfolio between the sub-advisers. The principal investment strategies employed by the two sub-advisers for their respective portions of the Fund’s portfolio are discussed separately below.

Bridgeway

Bridgeway primarily invests its segment of the Fund in a diversified portfolio of small capitalization stocks. Bridgeway defines “small stocks” as those whose market capitalization (stock market value) falls within the range of the Russell 2000 Index, an unmanaged, market value weighted index, which measures performance of approximately 2,000 companies that are between the 1,000th and 3,000th largest in the U.S. market with dividends reinvested. The Russell 2000 Index is reconstituted from time to time. The market capitalization of companies in which Bridgeway may invest may vary with market conditions. Bridgeway selects stocks using a statistically driven approach.

Bridgeway invests in small capitalization stocks in the “value” category, which it defines as those stocks that Bridgeway believes are priced cheaply relative to some financial measures of worth, such as the ratio of price to earnings, price to sales or price to cash flow. Under normal circumstances, at least 80% of Bridgeway’s portion of the Fund’s net assets (plus borrowings for investment purposes) is invested in stocks from among those in the small cap value category at the time of purchase. However, Bridgeway will not necessarily sell a stock if it “migrates” to a different category after purchase.

Bridgeway may invest up to 10% of its segment of the Fund’s portfolio primarily in common stocks of foreign companies.

Bridgeway may sell individual securities for several reasons including: the investment purpose for purchasing the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.

Rainier

Rainier invests its segment of the Fund primarily (at least 80%) in the common stock of mid-capitalization companies traded in the U.S. with prospects of strong earnings growth and attractive overall business fundamentals, selling at reasonable valuations. Rainier considers a mid-capitalization company as one with market capitalization, at the time of purchase, within the range of companies included in the Russell Midcap® Index, an index that includes the smallest 800 securities in the Russell 1000® Index.

The portfolio managed by Rainier will invest in a blend of stocks with both growth and value characteristics. In selecting common stocks for purchase by the Small/Mid Cap Equity Fund, Rainier emphasizes companies that it believes are likely to demonstrate superior business growth relative to their peers and whose equities are selling at attractive relative valuations.

Rainier may invest up to 20% of its segment of the Fund’s assets primarily in common stocks and depositary receipts of foreign companies.

Rainier considers the sale of specific common stock when fundamentals deteriorate; when a stock reaches or surpasses its price target; or when better opportunities are perceived in alternative stocks.
Principal Risks of Investing in the Fund
Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:
  Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.
  Foreign Investing Risk.    Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.
  Management Risk.    The assessment by the Fund’s investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.
  Smaller Company Size Risk.    The securities of smaller capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for the Fund’s investments may not be actively traded, which increases the risk that the Fund’s investment adviser or sub-adviser may have difficulty selling securities the Fund holds.
An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 18.73%, during the second quarter of 2009. Worst quarter: -29.73%, during the fourth quarter of 2008.
Average Annual Total Returns (For the periods ended December 31, 2014)
Average Annual Total Returns - Retirement Class - State Farm Small Mid Cap Equity Fund	1-Year	5-Year	10-Year
Class R-1	3.83%	13.81%	5.81%
Class R-2	3.98%	14.01%	6.00%
Class R-3	4.33%	14.39%	6.34%
Russell 2500 Index (reflects no deduction for fees, expenses, or taxes)	7.07%	16.36%	8.72%